PENSION AND OTHER SAVINGS PLANS - Additional Information (Details) (USD $)	12 Months Ended	3 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2013	Mar. 31, 2014 Pension Benefits [Member]	Dec. 31, 2013 Pension Benefits [Member]	Jun. 28, 2012 Pre-amendment [Member] Pension Benefits [Member]	Jun. 28, 2012 Post-amendment [Member] Pension Benefits [Member]	Dec. 31, 2013 401-K [Member]	Dec. 31, 2012 401-K [Member]	Dec. 31, 2011 401-K [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, number of continuous years of employment	5 years
Term For Loan Covenant Criteria			8 months 15 days
Expected contributions		$ 3,700,000	$ 4,300,000
Debt covenants, minimum funding of pension plan (in percentage)				90.00%	80.00%
Cash contributions	1,200,000		600,000
Defined Contribution Plan, Cost Recognized						3,600,000	2,900,000	2,700,000
Employer contributions, common stock	2,400,000	600,000
2014 - Pension			7,324,000
2015 - Pension			7,772,000
2016 - Pension			8,238,000
2017 - Pension			9,066,000
2018 - Pension			9,321,000
Years 2019 - 2023 - Pension			$ 50,340,000